Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents - unrestricted	$ 97,170	$ 44,388	$ 124,398	$ 180,029
Cash and cash equivalents - restricted	6,210	1,150
Trade receivables, net	55,343	41,939
Deferred income taxes	10,688	8,641
Other current assets	41,834	48,538
Intercompany receivables, net
Total current assets	211,245	144,656
Property and equipment, net of accumulated depreciation	2,148,999	2,209,127
Notes receivable, net of current portion	138,975	142,567
Long-term deferred financing costs	11,347	15,947
Other long-term assets	32,245	50,713
Long-term assets of discontinued operations	328	390
Total assets	2,543,139	2,563,400
Current liabilities:
Current portion of long-term debt and capital lease obligations	130,358	755
Accounts payable and accrued liabilities	218,224	168,975
Intercompany payables, net
Current liabilities of discontinued operations	237	186
Total current liabilities	348,819	169,916
Long-term debt and capital lease obligations, net of current portion	901,505	1,073,070
Deferred income taxes	99,626	108,219
Deferred management rights proceeds	186,346	0
Other long-term liabilities	152,794	166,209
Long-term liabilities of discontinued operations	451	451
Commitments and contingencies
Stockholders' equity:
Preferred stock	0	0
Common stock	526	484
Additional paid-in capital	1,250,975	929,904
Treasury stock	(7,234)	(4,599)
Retained earnings	(366,066)	155,777
Accumulated other comprehensive loss	(24,603)	(36,031)
Total stockholders' equity	853,598	1,045,535	1,029,752	1,078,684
Total liabilities and stockholders' equity	2,543,139	2,563,400
Parent Guarantor [Member]
Current assets:
Cash and cash equivalents - unrestricted		37,562	117,913	175,871
Cash and cash equivalents - restricted		1,150
Trade receivables, net
Deferred income taxes		2,195
Other current assets		2,709
Intercompany receivables, net	485,219	1,745,415
Total current assets	485,219	1,789,031
Property and equipment, net of accumulated depreciation		43,733
Notes receivable, net of current portion
Long-term deferred financing costs		15,947
Other long-term assets	1,202,809	657,942
Long-term assets of discontinued operations
Total assets	1,688,028	2,506,653
Current liabilities:
Current portion of long-term debt and capital lease obligations	129,672
Accounts payable and accrued liabilities		17,944
Intercompany payables, net
Current liabilities of discontinued operations
Total current liabilities	129,672	17,944
Long-term debt and capital lease obligations, net of current portion	355,547	1,071,426
Deferred income taxes	(386)	(35,604)
Deferred management rights proceeds
Other long-term liabilities		82,358
Long-term liabilities of discontinued operations
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	526	484
Additional paid-in capital	1,250,975	929,904
Treasury stock	(7,234)	(4,599)
Retained earnings	(41,072)	480,771
Accumulated other comprehensive loss		(36,031)
Total stockholders' equity	1,203,195	1,370,529
Total liabilities and stockholders' equity	1,688,028	2,506,653
Issuer [Member]
Current assets:
Cash and cash equivalents - unrestricted
Cash and cash equivalents - restricted
Trade receivables, net
Deferred income taxes	940
Other current assets
Intercompany receivables, net
Total current assets	940
Property and equipment, net of accumulated depreciation
Notes receivable, net of current portion
Long-term deferred financing costs	11,347
Other long-term assets	2,771,696
Long-term assets of discontinued operations
Total assets	2,783,983
Current liabilities:
Current portion of long-term debt and capital lease obligations
Accounts payable and accrued liabilities	15,514
Intercompany payables, net	485,219
Current liabilities of discontinued operations
Total current liabilities	500,733
Long-term debt and capital lease obligations, net of current portion	545,000
Deferred income taxes	(508)
Deferred management rights proceeds
Other long-term liabilities
Long-term liabilities of discontinued operations
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock
Additional paid-in capital	1,741,704
Treasury stock
Retained earnings	(2,946)
Accumulated other comprehensive loss
Total stockholders' equity	1,738,758
Total liabilities and stockholders' equity	2,783,983
Guarantors [Member]
Current assets:
Cash and cash equivalents - unrestricted	(595)
Cash and cash equivalents - restricted
Trade receivables, net
Deferred income taxes	(2,094)
Other current assets
Intercompany receivables, net
Total current assets	(2,689)
Property and equipment, net of accumulated depreciation	1,798,827
Notes receivable, net of current portion
Long-term deferred financing costs
Other long-term assets	1,208,937
Long-term assets of discontinued operations
Total assets	3,005,075
Current liabilities:
Current portion of long-term debt and capital lease obligations
Accounts payable and accrued liabilities	(1,535)
Intercompany payables, net
Current liabilities of discontinued operations
Total current liabilities	(1,535)
Long-term debt and capital lease obligations, net of current portion
Deferred income taxes	97,580
Deferred management rights proceeds
Other long-term liabilities	83,477
Long-term liabilities of discontinued operations
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock
Additional paid-in capital	2,803,618
Treasury stock
Retained earnings	21,935
Accumulated other comprehensive loss
Total stockholders' equity	2,825,553
Total liabilities and stockholders' equity	3,005,075
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents - unrestricted	97,765	6,826	6,485	4,158
Cash and cash equivalents - restricted	6,210
Trade receivables, net	55,343	41,939
Deferred income taxes	11,842	6,446
Other current assets	41,972	45,986
Intercompany receivables, net
Total current assets	213,132	101,197
Property and equipment, net of accumulated depreciation	350,172	2,165,394
Notes receivable, net of current portion	138,975	142,567
Long-term deferred financing costs
Other long-term assets	482,505	359,216
Long-term assets of discontinued operations	328	390
Total assets	1,185,112	2,768,764
Current liabilities:
Current portion of long-term debt and capital lease obligations	686	755
Accounts payable and accrued liabilities	204,667	151,472
Intercompany payables, net		1,745,415
Current liabilities of discontinued operations	237	186
Total current liabilities	205,590	1,897,828
Long-term debt and capital lease obligations, net of current portion	958	1,644
Deferred income taxes	2,940	143,823
Deferred management rights proceeds	186,346
Other long-term liabilities	68,956	83,490
Long-term liabilities of discontinued operations	528	528
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	2,387	2,389
Additional paid-in capital	1,184,041	1,040,852
Treasury stock
Retained earnings	(442,031)	(401,790)
Accumulated other comprehensive loss	(24,603)
Total stockholders' equity	719,794	641,451
Total liabilities and stockholders' equity	1,185,112	2,768,764
Eliminations [Member]
Current assets:
Cash and cash equivalents - unrestricted
Cash and cash equivalents - restricted
Trade receivables, net
Deferred income taxes
Other current assets	(138)	(157)
Intercompany receivables, net	(485,219)	(1,745,415)
Total current assets	(485,357)	(1,745,572)
Property and equipment, net of accumulated depreciation
Notes receivable, net of current portion
Long-term deferred financing costs
Other long-term assets	(5,633,702)	(966,445)
Long-term assets of discontinued operations
Total assets	(6,119,059)	(2,712,017)
Current liabilities:
Current portion of long-term debt and capital lease obligations
Accounts payable and accrued liabilities	(422)	(441)
Intercompany payables, net	(485,219)	(1,745,415)
Current liabilities of discontinued operations
Total current liabilities	(485,641)	(1,745,856)
Long-term debt and capital lease obligations, net of current portion
Deferred income taxes
Other long-term liabilities	361	361
Long-term liabilities of discontinued operations	(77)	(77)
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	(2,387)	(2,389)
Additional paid-in capital	(5,729,363)	(1,040,852)
Treasury stock
Retained earnings	98,048	76,796
Accumulated other comprehensive loss
Total stockholders' equity	(5,633,702)	(966,445)
Total liabilities and stockholders' equity	$ (6,119,059)	$ (2,712,017)